united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT
June 30, 2022 (Unaudited)

TIMOTHY PLAN VARIABLE SERIES

Conservative Growth

Strategic Growth

Fund Performance - (Unaudited)
June 30, 2022

Conservative Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Conservative Growth Portfolio Variable Series	(12.58)%	(10.27)%	2.66%	3.67%	3.70%
Dow Jones Moderate Portfolio Index (b)	(15.76)%	(14.07)%	4.53%	6.19%	6.39%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2022.

(b)	Dow Jones Moderate Portfolio Index (formerly, the Dow Jones Global Moderate Portfolio Index) is based on the Dow Jones Relative Risk Index and consists of 60% equities and 40% fixed income.

The accompanying notes are an integral part of these financial statements.

Fund Performance - (Unaudited)
June 30, 2022

Strategic Growth Portfolio Variable Series

			5 Year	10 Year	Average Annual
	Six Months	1 Year	Average	Average	Total Return
Fund/Index	Total Return	Total Return	Annual Return	Annual Return	Since Inception (a)
Timothy Strategic Growth Portfolio Variable Series	(14.13)%	(10.71)%	3.68%	4.96%	3.77%
Dow Jones Moderately Aggressive Portfolio Index (b)	(17.51)%	(15.02)%	5.97%	7.94%	7.31%

(a)	For the period May 1, 2002 (commencement of investment in accordance with objective) to June 30, 2022.

(b)	Dow Jones Moderately Aggressive Portfolio Index (formerly, the Dow Jones Global Moderately Aggressive Portfolio Index) is based on the Dow Jones Relative Risk Index and consists of 80% equities and 20% fixed income.

The accompanying notes are an integral part of these financial statements.

Fund Profile - Conservative Growth Portfolio Variable Series
June 30, 2022 (Unaudited)

Underlying Fund Allocations	(% of Net Assets)	Holding by Asset Class	(% of Net Assets)
Fixed Income Fund	38.8%	Open End Funds-Fixed Income	45.2%
U.S. Large/Mid Cap Core ETF	15.0%	Exchange-Traded Funds-Equity	38.9%
International ETF	12.4%	Open End Funds-Mixed Allocation	7.0%
U.S. Small Cap Core ETF	7.0%	Open End Funds-Equity	5.5%
Defensive Strategies Fund	7.0%	Money Market and Other Assets
High Yield Bond Fund	6.4%	Less Liabilities - Net	3.4%
International Fund	5.5%		100.0%
High Dividend Stock Enhanced ETF	4.5%
Money Market and Other Assets
Less Liabilities - Net	3.4%
	100.0%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2022 through
	1/1/2022	6/30/2022	6/30/2022
Actual	$1,000.00	$874.20	$1.95
Hypothetical**	$1,000.00	$1,022.71	$2.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.42%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (12.58)% for the six-month period of January 1, 2022 through June 30, 2022.

**	Assumes a 5% return before expenses.

Fund Profile - Strategic Growth Portfolio Variable Series
June 30, 2022 (Unaudited)

Underlying Fund Allocations	(% of Net Assets)	Holding by Asset Class	(% of Net Assets)
International ETF	21.4%	Exchange-Traded Funds-Equity	56.4%
Fixed Income Fund	17.6%	Open End Funds-Fixed Income	23.5%
U.S. Large/Mid Cap Core ETF	17.5%	Open End Funds-Mixed Allocation	9.0%
U.S. Small Cap Core ETF	9.0%	Open End Funds-Equity	8.0%
Defensive Strategies Fund	9.0%	Money Market and Other Assets
High Dividend Stock Enhanced ETF	8.5%	Less Liabilities - Net	3.1%
International Fund	8.0%		100.0%
High Yield Bond Fund	5.9%
Money Market and Other Assets
Less Liabilities - Net	3.1%
	100.0%

Expense Example (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
			1/1/2022 through
	1/1/2022	6/30/2022	6/30/2022
Actual	$1,000.00	$858.70	$1.61
Hypothetical**	$1,000.00	$1,023.06	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (14.13)% for the six-month period of January 1, 2022 through June 30, 2022.

**	Assumes a 5% return before expenses.

TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.9%
	EQUITY - 38.9%
17,481	Timothy Plan High Dividend Stock Enhanced ETF(a)	$429,106
52,131	Timothy Plan International ETF(a)	1,189,457
60,927	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	1,430,914
23,177	Timothy Plan US Small Cap Core ETF(a)	669,268
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,828,429)	3,718,745

	OPEN END FUNDS — 57.7%
	EQUITY - 5.5%
52,386	Timothy Plan International Fund, Class A	522,291

	FIXED INCOME - 45.2%
394,629	Timothy Plan Fixed Income Fund, Class A(a)	3,705,569
75,521	Timothy Plan High Yield Bond Fund, Class A	617,761
		4,323,330
	MIXED ALLOCATION - 7.0%
49,947	Timothy Plan Defensive Strategies Fund, Class A	665,297

	TOTAL OPEN END FUNDS (Cost $5,904,229)	5,510,918

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUNDS - 1.7%
166,963	Fidelity Government Portfolio, CLASS I, 1.21% (Cost $166,963)(b)	166,963

	TOTAL INVESTMENTS - 98.3% (Cost $9,899,621)	$9,396,626
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	161,602
	NET ASSETS - 100.0%	$9,558,228

ETF - Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.4%
	EQUITY - 56.4%
53,317	Timothy Plan High Dividend Stock Enhanced ETF(a)	$1,308,772
145,014	Timothy Plan International ETF(a)	3,308,741
115,190	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	2,705,318
48,227	Timothy Plan US Small Cap Core ETF(a)	1,392,621
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,145,789)	8,715,452

	OPEN END FUNDS — 40.5%
	EQUITY - 8.0%
123,438	Timothy Plan International Fund, Class A	1,230,679

	FIXED INCOME - 23.5%
290,594	Timothy Plan Fixed Income Fund, Class A(a)	2,728,675
112,904	Timothy Plan High Yield Bond Fund, Class A	923,553
		3,652,228
	MIXED ALLOCATION - 9.0%
103,998	Timothy Plan Defensive Strategies Fund, Class A	1,385,258

	TOTAL OPEN END FUNDS (Cost $6,932,483)	6,268,165

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
370,181	Fidelity Government Portfolio, CLASS I, 1.21% (Cost $370,181) (b)	370,181

	TOTAL INVESTMENTS - 99.3% (Cost $16,448,453)	$15,353,798
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	106,840
	NET ASSETS - 100.0%	$15,460,638

ETF - Exchange-Traded Fund

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2022 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
ASSETS:
Investments in affiliated securities, at cost	$9,732,658	$16,078,272
Investments in unaffiliated securities, at cost	166,963	370,181
Investments in affiliated securities, at value	$9,229,663	$14,983,617
Investments in unaffiliated securities, at value	166,963	370,181
Receivable for securities sold	237,136	366,396
Dividends and interest receivable	19,343	20,552
Prepaid expenses and other assets	25	25
Total Assets	9,653,130	15,740,771

LIABILITIES:
Accrued advisory fees	495	1,219
Payable for fund shares redeemed	4,473	1,622
Payable for securities purchased	71,602	266,172
Payable to service providers	927	432
Accrued expenses	17,405	10,688
Total Liabilities	94,902	280,133

Net Assets	$9,558,228	$15,460,638

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$8,735,854	$14,142,013
Accumulated earnings	822,374	1,318,625
Net Assets	$9,558,228	$15,460,638

Net Assets	$9,558,228	$15,460,638
Shares of beneficial interest outstanding	881,648	1,361,085
Net Asset Value (Net Assets/shares outstanding), offering price and redemption price per share	$10.84	$11.36

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Six Months Ended June 30, 2022 (Unaudited)

	CONSERVATIVE GROWTH	STRATEGIC GROWTH
	PORTFOLIO	PORTFOLIO
	VARIABLE SERIES	VARIABLE SERIES
Investment Income:
Dividend income from affiliated funds	$80,681	$130,716
Interest income	220	392
Total Investment Income	80,901	131,108

Operating Expenses:
Investment advisory fees	5,357	8,403
Administration fees	8,688	13,444
Audit and tax fees	5,430	5,017
Printing expenses	181	181
Custody fees	930	912
Compliance officer fees	1,267	906
Trustees’ fees	181	181
Insurance expenses	156	181
Other expenses	543	362
Total Operating Expenses	22,733	29,587
Net Investment Income	58,168	101,521

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from investments in affiliated funds	57,911	354,404
Net Change in unrealized appreciation (depreciation) on affiliated investments	(1,577,138)	(3,025,990)
Net Realized and Unrealized Loss from Investments	(1,519,227)	(2,671,586)

Net Decrease in Net Assets Resulting From Operations	$(1,461,059)	$(2,570,065)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	CONSERVATIVE GROWTH		STRATEGIC GROWTH
	PORTFOLIO		PORTFOLIO
	VARIABLE SERIES		VARIABLE SERIES
	Six Months Ended		Six Months Ended
	June 30,	Year Ended	June 30,	Year Ended
	2022	December 31,	2022	December 31,
	(Unaudited)	2021	(Unaudited)	2021
Operations:
Net investment income	$58,168	$79,185	$101,521	$163,125
Net realized gain from investments in affiliated funds	57,911	1,225,766	354,404	1,825,599
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,577,138)	(278,923)	(3,025,990)	55,956
Net increase (decrease) in net assets resulting from operations	(1,461,059)	1,026,028	(2,570,065)	2,044,680

Distributions to Shareholders:
Total distributions paid	—	(174,530)	—	(287,799)
Total dividends and distributions to shareholders	—	(174,530)	—	(287,799)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	88,940	681,920	211,222	2,092,597
Reinvestment of dividends	—	174,530	—	287,799
Cost of shares redeemed	(1,363,830)	(3,308,900)	(820,995)	(2,523,394)
Net decrease in net assets from share transactions of beneficial interest	(1,274,890)	(2,452,450)	(609,773)	(142,998)

Total Increase (Decrease) in Net Assets	(2,735,949)	(1,600,952)	(3,179,838)	1,613,883

Net Assets:
Beginning of period	12,294,177	13,895,129	18,640,476	17,026,593
End of Period	$9,558,228	$12,294,177	$15,460,638	$18,640,476

Share Activity:
Shares sold	7,407	55,938	18,594	159,433
Shares reinvested	—	14,236	—	22,087
Shares redeemed	(116,868)	(271,654)	(66,422)	(197,909)
Net decrease in shares of beneficial interest outstanding	(109,461)	(201,480)	(47,828)	(16,389)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Conservative Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.40		$11.65	$11.25	$10.26	$11.37	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.07	0.08	0.07	0.10	0.09
Net realized and unrealized gain (loss) on investments	(1.62)		0.86	0.81	1.52	(1.09)	0.88
Total from investment operations	(1.56)		0.93	0.89	1.59	(0.99)	0.97
LESS DISTRIBUTIONS:
From net investment income	—		(0.10)	(0.08)	(0.13)	(0.12)	(0.06)
From net realized gains on investments	—		(0.08)	(0.41)	(0.47)	—	—
Total distributions	—		(0.18)	(0.49)	(0.60)	(0.12)	(0.06)
Net asset value, end of period	$10.84		$12.40	$11.65	$11.25	$10.26	$11.37
Total return (B)	(12.58	)% (C)	7.93%	8.24%	15.68%	(8.77)%	9.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$9,558		$12,294	$13,895	$13,619	$14,347	$19,046
Expenses (D)	0.42	% (E)	0.63%	0.67%	0.55%	0.41%	0.42%
Net investment income (D)(F)	1.09	% (E)	0.60%	0.75%	0.66%	0.91%	0.82%
Portfolio turnover rate	3	% (C)	32%	17%	63%	11%	23%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns do not reflect the fees and expenses of any seperate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(C)	Not annualized.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Annualized.

(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Strategic Growth Portfolio Variable Series

Selected data based on a share outstanding throughout each period presented.

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	ended		ended	ended	ended	ended	ended
	June 30, 2022		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.23		$11.95	$11.56	$9.82	$11.27	$10.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.07		0.12	0.10	0.05	0.07	0.09
Net realized and unrealized gain (loss) on investments	(1.94)		1.37	0.90	1.88	(1.41)	1.13
Total from investment operations	(1.87)		1.49	1.00	1.93	(1.34)	1.22
LESS DISTRIBUTIONS:
From net investment income	—		(0.10)	(0.06)	(0.08)	(0.11)	(0.04)
From net realized gains on investments	—		(0.11)	(0.55)	(0.11)	—	—
Total distributions	—		(0.21)	(0.61)	(0.19)	(0.11)	(0.04)
Net asset value, end of period	$11.36		$13.23	$11.95	$11.56	$9.82	$11.27
Total return (B)	(14.13	)% (C)	12.52%	9.18%	19.78%	(11.90)%	12.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,461		$18,640	$17,027	$17,071	$15,964	$21,823
Expenses (D)	0.35	% (E)	0.52%	0.60%	0.49%	0.46%	0.43%
Net investment income (D)(F)	1.21	% (E)	0.93%	0.90%	0.49%	0.64%	0.86%
Portfolio turnover rate	18	% (C)	44%	13%	78%	7%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns do not reflect the fees and expenses of any seperate account that may use the Portfolio as its underlying investment medium or any variable contract or variable life insurance policy that may be funded in such account. If these fees and expenses were included, the total returns figures for all periods shown would be reduced.

(C)	Not annualized.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Annualized.

(F)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2022 (Unaudited)

Conservative and Strategic Growth Portfolio Variable Series

Note 1 | Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Funds are intended to serve as investment vehicles for variable life insurance, variable annuity and group annuity products of insurance companies or for qualified plans. They are offered only to separate accounts established by various insurance companies and to certain eligible qualified retirement plans. The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long-term capital growth. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Conservative Growth Portfolio also invests in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund, Aggressive Growth Fund, High Yield Bond Fund, International Fund, Israel Common Values Fund, Defensive Strategies Fund, Growth & Income Fund, Timothy Plan High Dividend Stock ETF, Timothy Plan International ETF, Timothy Plan U.S. Large Cap Core ETF and Timothy Plan U.S. Small Cap Core ETF. The Strategic Growth Portfolio can also invest in the Fidelity Institutional Money Market Funds – Government Portfolio, an unaffiliated mutual fund. Each Fund is one of a series of Funds currently authorized by the Board of Trustees (the “Board”). Timothy Partners, Ltd., (“TPL” or the “Advisor”) is the Investment Advisor for the Funds.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A. SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Conservative and Strategic Growth Portfolio Variable Series

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. Investments in mutual funds, including money market mutual funds, are generally priced at the ending Net Asset Value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

The Board has delegated to the Advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, fair value pricing is utilized. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Conservative Growth Portfolio’s investments as of June 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,718,745	$—	$—	$3,718,745
Open End Funds	5,510,918	—	—	5,510,918
Money Market Fund	166,963	—	—	166,963
Total	$9,396,626	$—	$—	$9,396,626

The following is a summary of the inputs used to value the Strategic Growth Portfolio’s investments as of June 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,715,452	$—	$—	$8,715,452
Open End Funds	6,268,165	—	—	6,268,165
Money Market Fund	370,181	—	—	370,181
Total	$15,353,798	$—	$—	$15,353,798

Refer to the Schedules of Investments for underlying Fund allocations.

The Conservative Growth Portfolio and the Strategic Growth Portfolio did not hold any Level 2 or Level 3 securities during the period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Conservative and Strategic Growth Portfolio Variable Series

C. NET ASSET VALUE PER SHARE

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021, or expected to be taken in the Fund’s December 31, 2022 year-end tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the prior year ended December 31, 2020, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2018 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

E. USE OF ESTIMATES

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. There were no such reclassifications.

G. EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or an appropriate basis (as determined by the Board).

H. INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2022:

Funds	Purchases	Sales
Conservative Growth Portfolio	$295,931	$1,582,096
Strategic Growth Portfolio	2,933,947	3,555,879

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Conservative and Strategic Growth Portfolio Variable Series

Note 3 | Aggregate Unrealized Appreciation and Depreciation

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Funds	Tax Cost	Appreciation	Depreciation	Depreciation
Conservative Growth Portfolio	$9,982,545	$167,202	$(753,121)	$(585,919)
Strategic Growth Portfolio	16,465,761	163,316	(1,275,279)	(1,111,963)

Note 4 | Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd. is the Investment Advisor for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board on February 25, 2021. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2022 were $5,357 and $8,403 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL $495 and $1,219, respectively, at June 30, 2022. An officer and trustees of the Trust are also officers/employees of the Advisor.

Ultimus Fund Solutions, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust (excluding the Timothy Plan ETFs), for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2022, American United Life Insurance Co. (“AUL”) held for the benefit of others, in aggregate, approximately 84% of the Conservative Growth Portfolio and approximately 80% of the Strategic Growth Portfolio.

Note 6 | Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid for the fiscal years ended December 31, 2021 and December 31, 2020 were as follow:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
2021
Ordinary Income	$101,606	$152,676
Long-Term Capital Gain	77,795	145,932
	$179,401	$298,608
2020

Ordinary Income	$152,051	$134,974
Long-Term Capital Gain	425,115	712,207
	$577,166	$847,181

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Conservative and Strategic Growth Portfolio Variable Series

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $4,871 for the fiscal year ended December 31, 2021 for Conservative Growth and $10,809 for Strategic Growth, which has been passed through to the Funds’ underlying shareholders and are deemed dividends for tax purposes.

As of December 31, 2021, the components of accumulated earnings/(loss) on a tax basis were as follows:

	Conservative Growth	Strategic Growth
	Portfolio	Portfolio
Undistributed Ordinary Income	$94,714	$168,883
Undistributed Long-Term Capital Gains	1,197,500	1,805,780
Unrealized Appreciation (Depreciation)	991,219	1,914,027
	$2,283,433	$3,888,690

The difference between book basis and tax basis undistributed net investment income/(loss) and accumulated earnings/(loss) is primarily attributable to the tax deferral of losses on wash sales.

Note 7| Underlying Investment in Other Investment Companies

The Conservative Growth Portfolio currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Portfolio may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of June 30, 2022, 38.8% of the Conservative Growth Portfolio’s net assets were invested in the Timothy Plan Fixed Income Fund.

Note 8 | Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Conservative Growth Portfolio and Strategic Growth Portfolio had the following transactions during the six months ended June 30, 2022, with affiliates:

	Six Months Ended June 30, 2022
Conservative Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized
	December 31,			Credited to	(Loss) Realized on	Appreciation	Fair Value June
Fund	2021	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	30, 2022
Timothy Plan International Fund	$679,430	$64,404	$(75,407)	$—	$20,637	$(166,773)	$522,291
Timothy Plan Fixed Income Fund	4,751,713	135,092	(751,420)	31,838	(31,981)	(397,835)	3,705,569
Timothy Plan High Yield Bond Fund	807,759	31,049	(94,493)	15,407	1,846	(128,400)	617,761
Timothy Plan Defensive Strategies Fund	878,530	15,028	(187,676)	—	48,628	(89,213)	665,297
Timothy Plan International ETF	1,560,150	36,140	(82,521)	20,499	6,948	(331,260)	1,189,457
Timothy Plan US Small Cap Core ETF	880,546	14,218	(70,872)	2,958	19,363	(173,987)	669,268
Timothy Plan High Dividend Stock Enhanced ETF	571,338	—	(96,882)	5,504	820	(46,170)	429,106
Timothy Plan US Large/Mid Cap Core Enhanced ETF	1,905,589	—	(222,825)	4,475	(8,350)	(243,500)	1,430,914
Total	$12,035,055	$295,931	$(1,582,096)	$80,681	$57,911	$(1,577,138)	$9,229,663

	Six Months Ended June 30, 2022
Strategic Growth
						Net Change in
	Fair Value			Dividends	Amount of Gain	Unrealized
	December 31,			Credited to	(Loss) Realized on	Appreciation	Fair Value June
Fund	2021	Purchases	Sales Proceeds	Income	Sale of Shares	(Depreciation)	30, 2022
Timothy Plan International Fund	$1,487,777	$149,826	$(78,573)	$—	$12,965	$(341,316)	$1,230,679
Timothy Plan Fixed Income Fund	3,252,861	409,854	(630,909)	23,379	(18,186)	(284,945)	2,728,675
Timothy Plan High Yield Bond Fund	1,122,873	138,756	(153,674)	22,984	11,116	(195,518)	923,553
Timothy Plan Defensive Strategies Fund	1,700,660	1,366,928	(1,615,137)	—	302,692	(369,885)	1,385,258
Timothy Plan International ETF	4,037,557	430,656	(282,338)	55,413	15,959	(893,093)	3,308,741
Timothy Plan US Small Cap Core ETF	1,704,658	153,890	(153,468)	5,769	40,691	(353,150)	1,392,621
Timothy Plan High Dividend Stock Enhanced ETF	1,625,079	94,108	(270,246)	15,511	3,659	(143,828)	1,308,772
Timothy Plan US Large/Mid Cap Core Enhanced ETF	3,345,670	189,929	(371,534)	7,660	(14,492)	(444,255)	2,705,318
Total	$18,277,135	$2,933,947	$(3,555,879)	$130,716	$354,404	$(3,025,990)	$14,983,617

Notes to Financial Statements
June 30, 2022 (Unaudited) (Continued)

Conservative and Strategic Growth Portfolio Variable Series

Note 9 | Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Liquidity Risk Management Program (Unaudited)

Timothy Plan Family of Funds

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of a Liquidity Program Administrator (LPA) comprised of the Trust’s Liquidity Risk Management Program Committee, which includes representatives from the Funds’ investment adviser and liquidity consultant. The LPA is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The LPA updated its assessment of each Fund’s liquidity risk profile, considering additional data gathered in the 12 months ended November 30, 2021 (the “Review Period”) and the adequacy and effectiveness of the liquidity risk management program’s operations during the Review Period, in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held in February 2022.

During the Review Period, none of the Funds experienced excess stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. None of the Funds had a significant amount of illiquid investments and none required a determination as to a highly liquid investment minimum. The Report concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Supplemental Information
June 30, 2022 (Unaudited)
Timothy Plan Family of Funds

Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (“TPL”)

The Trustees considered the Investment Advisory Agreements between the Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”), for all Funds in the Trust. The Trustees first noted the discussions that had taken place the day before with Mr. Ally, and the information he had provided to the Trustees on behalf of TPL. The Trustees incorporated those discussions into their considerations. Trust counsel again reviewed the standards of review required of Trustees, and Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements. Fund counsel also reviewed the five required areas of inquiry that a Trustees must consider when renewing such agreements. Mr. Jones then answered questions from the Trustees relating to their obligations. After receiving satisfactory answers from Trust counsel, the Trustees began their consideration of the Advisory Agreements.

The Trustees reviewed the questionnaire responses provided by TPL and the related documents in support of those responses. With respect to the questionnaire responses, the Trustees noted that the questionnaire appeared to fully include requests for information relating to all five areas of required inquiry, and that with two exceptions, TPL’s responses appeared to be more than adequate. The Trustees then generally reviewed TPL’s responses, including but not limited to the conduct of its business operations and personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Trustees had requested and received financial statements of TPL for its fiscal year ended December 31, 2021, and noted that updated financial statements were provided at each Trustees Meeting.

Initially, the Trustees reviewed and discussed at length the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted that the Adviser had managed the Funds since their inceptions, had developed, implemented and provided continuous monitoring of the Biblically Responsible Investing (BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisers, and provided general management services to the Trust. In each of these areas, the Trustees unanimously agreed that TPL had performed well and had met or exceeded the Trustees’s expectations.

The Trustees reviewed reports from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Trustees in advance of the meeting. The Trustees considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. The Trustees also noted that the Adviser had been voluntarily waiving a portion of its advisory fee for several Trust funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by TPL for each Fund were not as low as some of its competitors, but the fees were not as high or higher than other competitors. Given that TPL’s fees fell into the upper median of fees charged, the Trustees concluded that the fees were not so high as to fall outside the realm of fees negotiated at arms length. Further, the Trustees noted with approval that the Adviser was voluntarily waiving a portion of its fees for certain Funds. That fact reinforced the Trustees’ conclusion that TPL was charging appropriate fees. In light of the unique facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds.

The Trustees next discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Trustees noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds.

The Trustees also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that TPL’s current fee structure did not include breakpoints that would reduce the Adviser’s fee rate as the Fund grew in assets. The Trustees noted the discussion with Mr. Ally, where he acknowledged that at some point, breakpoints would be appropriate for certain Funds, but not at present. The Trustees also noted that the Adviser was currently voluntarily waiving a portion of its fees for certain Funds, which acted as a substitute for formal breakpoints. After full discussion, the Trustees agreed that breakpoints should be considered at some point to better allow the Funds to achieve economies of scale, but would not impose them at this time.

The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Trustees noted that comprehensive performance information was provided at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Trustees, in its review of performance, generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment return. The Trustees acknowledged that the screening process employed by TPL disqualified a number of companies that constituted major contributors to the Funds’ underlying benchmark indices. Accordingly, th Trustees noted that in rising markets, absent compensating efforts by the Adviser and Sub-Advisers, the Funds would tend to under perform the market. In falling markets, the opposite should be the general case. After review of the Funds’ performance over time, the Trustees concluded that Fund performance was adequate and that the Adviser was performing this function in a professional manner. Further, the Trustees noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Trustees noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline.

The Trustees then reviewed the internal operations of TPL and examined whether or not TPL received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the Funds. The Trustees further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Trustees’s attention and responsible remedies offered and executed. The Trustees then discussed two questionnaire responses from TPL relating to TPL’s internal operations. First, the Trustees discussed TPL’s response to the question concerning compensation and whether TPL had a compensation plan in place to attract and retain highly qualified individuals. The Trustees expressed concern that TPL’s response did not provide sufficient detail to allow the Trustees to

Supplemental Information (Continued)
June 30, 2022 (Unaudited)
Timothy Plan Family of Funds

come to a reasonable conclusion with respect to this issue. Further, TPL had disclosed that during the past year, two of its wholesaler staff had resigned. Further inquiry had revealed that their resignations were compensation related. After full discussion, the Trustees agreed that the Adviser should be offered the opportunity to provide a more comprehensive response, especially with respect to recruiting and retaining quality personnel. Next, the Trustees reviewed TPL’s proposed succession plan. The Trustees noted that the succession plan did not address the scenario where the head of TPL suddenly died or became incapacitated. This was problematic because during the prior day’s discussions with Mr. Ally, he had informed the Trustees that his proposed succession plan would not be immediately implemented because his chosen successors were not currently qualified to take over and he was not yet ready to step down. The Trustees were also very concerned about the qualifications, both now and in the future, of the personnel chosen by Mr. Ally to succeed him. The Trustees, several of whom are highly experienced businessmen, noted how rare it is for a person to possess all the business acumen and qualities that Art Ally possesses. The Trustees noted that in his succession Plan, Mr. Ally designated three different people to take over functions that he now performs alone. The Trustees also noted how difficult it is for a family business to make the transition from a family business to a large enterprise. The Trustees agreed that the Trust was no longer a small business, but was transitioning into a large enterprise, and in order to successfully make that transition, highly professional and experienced personnel would be required at the Adviser. The Trustees lastly noted for the record that in March, 2020, they had dispatched Mr. Ross and Mr. Jones to meet in person with Mr. Ally and express their concern with Mr. Ally’s succession planning. The Trustees unanimously agreed that the Adviser’s current succession plan is inadequate. The Trustees then formed a Succession Committee composed of Messrs. Ross, Mulder and Bissonette to work with the Adviser to create an acceptable succession plan that addressed both catastrophic and longer term scenarios.

After careful discussion and consideration, the Independent Trustee, themselves constituting a majority of the Trustees’s Trustees, unanimously voted to renew the Advisory Agreements until August 31, 2022 in order to give the Adviser sufficient time to address the Trustees concerns relating to compensation and succession. Mr. Ally and Mr. Tsague, by proxy given to Alan Ross, abstained from the vote. The Succession Committee was tasked with interfacing with the Advisor and working with Mr. Ally in an effort to address those concerns. In approving the renewal of the IA Agreement, the Trustees did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Trustees had available and availed themselves of the assistance of legal counsel at all times during their consideration of the IA Agreement renewal.

Subsequent considerations from the Timothy Plan Board Meeting held on May 13, 2022. Following the final panel presentation, the Independent Trustees met with legal counsel outside the presence of Trust management and the Interested Trustees.

The Independent Trustees discussed general Trust matters, then turned their attention to the ongoing discussions with the Adviser concerning the Adviser’s short and long term succession plans. The Succession Committee, composed of John Mulder, Alan Ross and Dale Bissonnette, reported on the progress being made and the activities of Patrice Tsague in working with the Adviser to develop a robust and workable plan. The Committee reported that it had made several recommendations to the Adviser and Mr. Tsague, among the most important of which was emphasizing the need to have a two-pronged succession plan covering long term outlook and sudden catastrophic loss.

The Committee reported that it had become apparent that the Adviser, despite its best efforts, would be hard pressed to complete its work before the August Board Meeting. The Trustees then discussed at length the steps they could take to both relieve the pressure on the Adviser and also continue to make the Adviser aware of how important this matter was to the Board.

After full and complete discussions concerning succession and the Adviser’s process in creating a robust plan, and in order to demonstrate the Trustee’s concern that the Adviser engage in a professional process of identifying highly qualified candidates for executive management positions, the Independent Trustees agreed to strongly recommend that the Adviser take the following actions to ensure that it successfully develops an appropriate succession plan in a timely manner;

1.	The Adviser should engage the services of an independent, third party professional search and evaluation firm (the “Firm”) and pay all costs associated with its efforts to assist in the development of its succession plan; and

2.	The Firm will develop full job descriptions and qualification criteria for each executive management position; and

3.	The Firm will evaluate existing staff at the Adviser with the goal of identifying personnel who are qualified to assume the role of Chief Executive Officer, both in the short and long term; and

4.	The Firm will evaluate and propose candidates from outside the Adviser, based on the job descriptions and qualification requirements it has developed.

After full and complete discussion, with each Trustee individually consenting to the proposed recommendations to the Adviser, and after consultation with legal counsel, the Independent Trustees, being a majority of the entire Board, resolved that the Investment Advisory Agreement by and between the Trust and Timothy Partners, Ltd. be renewed and extended until February 28, 2023.

There being no further business to come before the Trustees, the Meeting was adjourned by acclimation.

Respectfully submitted,

David D. Jones, Esq.

Recording Secretary

Privacy Notice

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?	The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

Who we are
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
What we do
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does The Timothy Plan collect your personal information?	We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your drivers’ license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-846-7526 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

BOARD OF TRUSTEES
Arthur D. Ally
Rick Copeland
Deborah Honeycutt
Bill Johnson
John C. Mulder
Scott Preissler
Alan Ross
Mathew D. Staver
Patrice Tsague
Abraham M. Rivera
Dale A. Bissonette

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Terry Covert, Vice President
Cheryl Mumbert, Vice President
David D. Jones, Chief Compliance Officer

INVESTMENT ADVISOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

DISTRIBUTOR
Timothy Partners, Ltd.
1055 Maitland Center Commons
Maitland, FL 32751

TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 N. 203rd St, Suite 100
Elkhorn, NE 68022-3474

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
David D Jones, Esq.
20770 Hwy 281 N., Suite 108-619
San Antonio, TX 78258

For additional information or a prospectus, please call: 1-800-846-7526 Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS
The Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
(800) 846-7526
www.timothyplan.com
invest@timothyplan.com

SHAREHOLDER SERVICES
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(800) 662-0201
TPVIT-SAR22

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule NOT APPLICABLE

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE - applies to listed companies only

Item 6.  Schedule of Investments.   NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  NOT APPLICABLE - applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  NOT APPLICABLE - applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE - applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. NOT APPLICABLE.

Item 13.  Exhibits.

(a)(1)	NOT APPLICABLE – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	NOT APPLICABLE

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	8/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President/Principle Executive Officer & Treasurer/Principle Financial Officer

Date	8/23/2022